Details of Significant Accounts - Leasing arrangements, schedule of information on profit and loss accounts (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Items affecting profit or loss
Interest expense on lease liabilities	$ 6	$ 10
Expense on short-term lease contracts	161	177
Items affecting profit or loss due to leases	$ 167	$ 187